Balance Sheets - USD ($)	Dec. 31, 2018	Mar. 31, 2018
CURRENT ASSETS:
Cash	$ 0	$ 16,927
Total Current Assets	0	16,927
PROPERTY AND EQUIPMENT, NET:
Property and equipment	69,540	63,000
Accumulated depreciation	(8,000)	(8,000)
Total Property and Equipment, net	61,540	55,000
OTHER ASSETS
Autogenous Impact Mill Technology	1	1
Patent	1	1
Deposits	19,340	19,340
Total Other Assets	19,342	19,342
Total Assets	80,882	91,269
CURRENT LIABILITIES:
Accounts payable and accrued expenses	60,860	27,190
Note payable - Bauta	12,000	12,000
Default judgement liability	114,408	114,408
Advances from stockholders	294,612	117,912
Current portion of capital lease	12,000	12,000
Total Current Liabilities	493,880	283,510
LONG-TERM DEBT, NET:
Capital leases payable	21,000	30,000
Total Long Term Liabilities	21,000	30,000
Total Liabilities	514,880	313,510
STOCKHOLDERS'DEFICIT:
Common stock par value $0.001: 450,000,000 shares authorized; 211,267,623 shares issued and outstanding at September 30, 2018 and March 31, 2018	211,417	211,417
Additional paid-in capital	2,751,701	2,751,701
Stock subscriptions accrual	70,000	50,000
Accumulated deficit	(3,467,116)	(3,235,359)
Total Stockholders' Deficit	(433,998)	(222,241)
Total Liabilities and Stockholders' Deficit	$ 80,882	$ 91,269